Earnings per share - Schedule of basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	€ (23,698)	€ (164,476)	€ (127,218)
Weighted average shares of Class A and Class B common stock outstanding:
Basic (in shares)	349,622,000	344,937,000	357,551,000
Diluted (in shares)	349,622,000	344,937,000	357,551,000
Net loss per share:
Basic (in Euro per share)	€ (0.07)	€ (0.48)	€ (0.36)
Diluted (in Euro per share)	€ (0.07)	€ (0.48)	€ (0.36)